INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Current income tax expense	$ 6,288	$ (527)
Deferred income tax recovery	33	(525)
Total income tax expense (recovery)	$ 6,321	$ (1,052)